Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2024	33,923
2025	26,551
2026	25,182
2027	22,818
2028 and thereafter	18,839
Total future lease payments	127,313
Less: Imputed interest	(11,364)
Total lease liability balance	115,949

Bandwidth And Property Management Fees | Leases Office Space
Loss Contingencies [Line Items]
Schedule of future lease payment under operating leases

Year ending
December 31,
RMB
2024	5,520
2025	4,403
2026	4,048
2027	3,857
2028 and thereafter	3,843
Total	21,671